Spin-off of Distribution Business - Schedule of Carrying Value of Assets and Liabilities (Detail) (Now Inc [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Now Inc [Member]
Current assets:
Cash and cash equivalents	$ 175	$ 101
Receivables, net	754	661
Inventories, net	839	850
Deferred income taxes	29	21
Prepaid and other current assets	29	29
Total current assets of discontinued operations	1,826	1,662
Property, plant and equipment, net	104	102
Deferred income taxes	15	15
Goodwill	330	333
Intangibles, net	67	68
Other assets	1	3
Total assets of discontinued operations	2,343	2,183
Accounts payable	313	264
Accrued liabilities	100	99
Accrued income taxes	7
Total current liabilities of discontinued operations	420	363
Deferred income taxes	17	16
Other liabilities	2	2
Total liabilities of discontinued operations	$ 439	$ 381